Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
Leases
Lessor:
Minimum future rental receipts under the non-cancelable portion of tenant leases, assuming no new or re-negotiated leases, for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$285,462
2013	267,912
2014	234,097
2015	196,446
2016	167,297
Thereafter	752,745
$1,903,959

The above minimum lease payments do not include reimbursements to be received from tenants for certain operating expenses and real estate taxes and do not include early termination payments provided for in certain leases.
Certain leases allow for the tenant to terminate the lease if the property is deemed obsolete, as defined, and upon payment of a termination fee to the landlord, as stipulated in the lease. In addition, certain leases provide the tenant with the right to purchase the leased property at fair market value or a stipulated price.
Lessee:
The Company holds, through property owner subsidiaries, leasehold interests in various properties. Generally, the ground rents on these properties are either paid directly by the tenants to the fee holder or reimbursed to the Company as additional rent. Certain properties are economically owned through the holding of industrial revenue bonds and as such neither ground lease payments nor bond debt service payments are made or received, respectively. For certain of these properties, the Company has an option to purchase the fee interest.

Minimum future rental payments under non-cancelable leasehold interests, excluding leases held through industrial revenue bonds and lease payments in the future that are based upon fair market value, for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$2,624
2013	2,426
2014	1,985
2015	1,793
2016	1,465
Thereafter	13,121
$23,414

Rent expense for the leasehold interests, including discontinued operations, was $776, $955 and $1,039 in 2011, 2010 and 2009, respectively.

The Company leases its corporate headquarters. The lease expires December 2015, with rent fixed at $1,299 per annum through December 2011, $865 in 2012 and $1,153 per annum, thereafter. The Company is also responsible for its proportionate share of operating expenses and real estate taxes above a base year. As an incentive to enter the lease, the Company received a payment of $845 which it is amortizing as a reduction of rent expense. In addition, the Company leases office space for its regional offices. The minimum lease payments for the Company's regional offices are $84 for 2012, $83 for 2013, $45 for 2014, $36 for 2015 and 2016 and $9 thereafter. Rent expense for 2011, 2010 and 2009 was $1,392, $1,332 and $1,299, respectively, and is included in general and administrative expenses.